Earnings Per Share (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Numerators:
Income attributable to the Company	$ 233,642,000	$ 262,524,000	$ 439,104,000	$ 488,023,000
Denominators:
Weighted average number of ordinary shares outstanding	301,781,895	302,409,369	301,637,274	302,590,288
Weighted average number of preference shares outstanding	0	3,842,900	0	3,907,756
Total weighted average shares outstanding	301,781,895	306,252,269	301,637,274	306,498,044
Potentially dilutive Ordinary shares	615,485	1,362,863	673,158	1,247,741
Total weighted average Ordinary shares outstanding assuming dilution	302,397,380	303,772,232	302,310,432	303,838,029
Basic income per Ordinary share	0.77	0.86	1.46	1.59
Fully diluted income per Ordinary share	$ 0.77	$ 0.85	$ 1.45	$ 1.59